GOING CONCERN UNCERTAINTIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN UNCERTAINTIES

3. GOING CONCERN UNCERTAINTIES

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company suffered from continuous losses from operations since its inception and reported its accumulated deficit of $22.5 million as of September 30, 2025. For the six months ended September 30, 2025, the Company generated $0.03 million and $0 revenues from the provision of website services and operating online platform, respectively.

The Company’s ability to continue as a going concern is dependent upon its ability to successfully execute its business plans including, generating revenue, controlling operating costs and expenses to achieve positive operating cash flows, and securing funding from external sources to support positive financing cash flows. As of September 30, 2025, the Company’s bank balance was $0.8 million, which can fully cover the current liabilities of $0.1 million. The operating cash outflow of the Company was $1.6 million for the six months ended September 30, 2025.

The Company also intends to continue to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to these uncertainties, which includes pursuing strategic financing opportunities, optimizing costs, and accelerating revenue generation through expanded commercial partnerships. If the Company unable to improve profitability, then the Company shall rely on the financial support from its controlling shareholder. The Company believes that these initiatives, if successfully executed, will enable the Company to continue operating and meet its obligations as they become due.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that financial statements are issued. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

3. GOING CONCERN UNCERTAINTIES

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company suffered from continuous losses from operations since its inception and reported its accumulated deficit of $20.1 million as of March 31, 2025. For the year ended March 31, 2025, the Company still did not generate any revenues from the launch of its online platform.

The Company’s ability to continue as a going concern is dependent upon its ability to successfully execute its business plans including, generating revenue, controlling operating costs and expenses to achieve positive operating cash flows, and securing funding from external sources to support positive financing cash flows. As of March 31, 2025, the Company’s bank balance was $2.6 million, which can fully cover the current liabilities of $0.2 million.

The Company also intends to continue to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to these uncertainties, which includes pursuing strategic financing opportunities, optimizing costs, and accelerating revenue generation through expanded commercial partnerships. If the Company unable to improve profitability, then the Company shall rely on the financial support from its controlling shareholder. The Company believes that these initiatives, if successfully executed, will enable the Company to continue operating and meet its obligations as they become due.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that financial statements are issued. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.